Fixed Assets - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)
Property, Plant and Equipment [Abstract]
Capital leases, asset gross	$ 29		¥ 198		¥ 201
Capital leases, accumulated depreciation	29		198		¥ 201
Fixed assets, depreciation expense	536	¥ 3,700	3,800	¥ 3,400
Impairment loss on fixed assets	$ 0	¥ 0	¥ 70	¥ 0